File No. 2-67464

811-3015

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Under the Securities Act of 1933	☒
Pre-Effective Amendment Number	☐
Post Effective Amendment Number 69	☒

And/or

Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 70	☒

Ohio National Fund, Inc.

(Exact Name of Registrant)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices)

(513) 794-6100

(Registrant’s Telephone Number)

Kimberly A. Plante, Secretary

Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 7th day of May, 2015.

Ohio National Fund, Inc.

By:	/s/ Christopher A. Carlson
Christopher A. Carlson, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Christopher A. Carlson Christopher A. Carlson	President (Principal Executive Officer)	May 7, 2015

* /s/ John J. Palmer John J. Palmer	Director	May 7, 2015

/s/ R. Todd Brockman R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	May 7, 2015

* /s/ Geoffrey Keenan Geoffrey Keenan	Director	May 7, 2015

* /s/ John I. Von Lehman John I. Von Lehman	Director	May 7, 2015

* /s/ Madeleine W. Ludlow Madeleine W. Ludlow	Director	May 7, 2015

* /s/ George M. Vredeveld George M. Vredeveld	Director	May 7, 2015

* /s/ Kimberly A. Plante
Kimberly A. Plante, Attorney in fact pursuant to Powers of Attorney which have been filed herewith.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase